RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Randall Steele
Interest expense related parties	$ 750	$ 3,000	$ 3,000
Accrued interest payable			2,283
Note payable related party	50,000	50,000	50,000
Multiple Shareholders
Accrued interest payable	$ 215,448	206,920	172,808
Note payable related party		$ 426,404	$ 426,404